Exhibit 99.1

GM Financial Automobile Leasing Trust 2015-3

3.49% Exchange Note

Class A-1 0.45000% Asset Backed Notes

Class A-2A 1.17% Asset Backed Notes

Class A-2B Floating Asset Backed Notes

Class A-3 1.69% Asset Backed Notes

Class A-4 1.81% Asset Backed Notes

Class B 2.32% Asset Backed Notes

Class C 2.98% Asset Backed Notes

Class D 3.48% Asset Backed Notes

Servicer’s Certificate

Beginning of Period:	01/01/16
End of Period:	01/31/16
Number of days in Interest Period (Actual/360):	33
Number of days in Collection Period:	32
Report Due Date:	02/18/16
Distribution Date:	02/22/16
Transaction Month:	4

2015-3 Designated Pool	Units	Start Date	Closing Date	Original Agg. Securitization Value
	43,324	09/03/2015	10/15/2015	$1,084,288,323
Total	43,324			$1,084,288,323

RECONCILIATION OF 2015-3 DESIGNATED POOL AGGREGATE SECURITIZATION VALUE

{1} Beginning of period Aggregate Securitization Value					{1}	$1,035,760,611

{2} Reduction in Agg. Securitization Value due to payments				{2}	9,343,742
{3} Reduction in Agg. Securitization Value due to Defaulted Leases				{3}	1,152,478
{4} Reduction in Agg. Securitization Value due to early terminations, dealer buyouts, cancellations, repurchases				{4}	2,704,689
{5} Other adjustments				{5}	0
{6} Total change in Agg. Securitization Value					{6}	13,200,909

{7} End of period Aggregate Securitization Value					{7}	$1,022,559,702

{8} Pool Factor					{8}	94.306992%

RECONCILIATION OF 2015-3 EXCHANGE NOTE
{9} Original Exchange Note Balance					{9}	$1,068,000,000

{10} Beginning of period Exchange Note Balance					{10}	$1,019,472,288

{11} Exchange Note Principal Payment Amount					{11}	13,200,909

{12} End of period Exchange Note Balance					{12}	$1,006,271,379

{13} Note Pool Factor					{13}	94.220167%

RECONCILIATION OF THE ASSET BACKED NOTES

		Class A-1	Class A-2A	Class A-2B	Class A-3	Class A-4
{14} Original Note Balance	{14}	$122,000,000	$66,030,000	$284,000,000	$321,010,000	$97,160,000

{15} Beginning of period Note Balance	{15}	$56,351,374	$66,030,000	$284,000,000	$321,010,000	$97,160,000

{16} Noteholders’ Principal Distributable Amount	{16}	13,200,909	0	0	0	0
{17} Noteholders’ Accelerated Principal Amount	{17}	3,689,008	0	0	0	0
{18} Aggregate Principal Parity Amount	{18}	0	0	0	0	0
{19} Matured Principal Shortfall	{19}	0	0	0	0	0

{20} End of period Note Balance	{20}	$39,461,457	$66,030,000	$284,000,000	$321,010,000	$97,160,000

{21} Note Pool Factor	{21}	32.345457%	100.000000%	100.000000%	100.000000%	100.000000%

		Class B	Class C	Class D		TOTAL
{22} Original Note Balance	{22}	$41,750,000	$38,490,000	$29,820,000		$1,000,260,000

{23} Beginning of period Note Balance	{23}	$41,750,000	$38,490,000	$29,820,000		$934,611,374

{24} Noteholders’ Principal Distributable Amount	{24}	0	0	0		13,200,909
{25} Noteholders’ Accelerated Principal Amount	{25}	0	0	0		3,689,008
{26} Aggregate Principal Parity Amount	{26}	0	0	0		0
{27} Matured Principal Shortfall	{27}	0	0	0		0

{28} End of period Note Balance	{28}	$41,750,000	$38,490,000	$29,820,000		$917,721,457

{29} Note Pool Factor	{29}	100.000000%	100.000000%	100.000000%		91.748291%

EXCHANGE NOTE MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Principal payment calculation:
{30} Beginning of period Designated Pool Balance	{30}	$1,035,760,611

{31} Ending Designated Pool Balance	{31}	1,022,559,702
{32} Unpaid prior Exchange Note Principal Payment Amount	{32}	0
{33} Sum of {31} + {32}	{33}	1,022,559,702

{34} Exchange Note Principal Payment Amount {30} - {33}	{34}	$13,200,909

Interest calculation:

Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{35}	$1,019,472,288	$0	3.49%	30	30/360	$2,964,965

RECONCILIATION OF EXCHANGE NOTE COLLECTION ACCOUNT

Additions:
{36} 2015-3 Designated Pool Collections (net of Liquidation Proceeds and fees)	{36}	$15,022,066
{37} Net Liquidation Proceeds collected during period	{37}	3,936,756
{38} Investment Earnings	{38}	4,491
{39} Investment Earnings - transferred to Indenture Note Collection Account	{39}	(4,491)
{40} Deposit from Servicer (LKE, Pull Ahead Program)	{40}	0

{41} Total Additions:	{41}	18,958,822

Distributions:
{42} To the Servicer, Designated Pool Servicing Fee	{42}	863,134
{43} To the 2015-3 Exchange Noteholder, the Exchange Note Interest Payment Amount	{43}	2,964,965
{44} To the 2015-3 Exchange Noteholder, the Exchange Note Principal Payment Amount	{44}	13,200,909
{45} To the 2015-3 Exchange Noteholder, any funds available to pay obligations pursuant to Indenture Section 8.3 (a)(i) through (xvii)	{45}	1,929,814
{46} To the Lending Facility Pool, all remaining funds to be applied as Collections on Residual Pool	{46}	0

{47} Total Distributions:	{47}	$18,958,822

NOTEHOLDERS’ MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Noteholders’ Principal Distributable calculation:
{48} Beginning Agg. Securitization Value	{48}	$1,035,760,611
{49} Ending Agg. Securitization Value	{49}	1,022,559,702
{50} Total change in Agg. Securitization Value {48} - {49}	{50}	13,200,909

{51} Indenture Section 5.4 collections following acceleration of the Notes	{51}	0

{52} Principal Distributable Amount {50} + {51}	{52}	13,200,909

{53} Noteholders’ Principal Carryover Amount	{53}	0

{54} Noteholders’ Principal Distributable Amount {52} + {53}	{54}	$13,200,909

Noteholders’ Interest Distributable calculation:

Class	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{55}	Class A-1	$56,351,374	$0	0.45000%	33	Actual/360	$23,245
{56}	Class A-2A	$66,030,000	0	1.17%	30	30/360	64,379
{57}	Class A-2B	$284,000,000	0	1.00550%	33	Actual/360	261,765
{58}	Class A-3	$321,010,000	0	1.69%	30	30/360	452,089
{59}	Class A-4	$97,160,000	0	1.81%	30	30/360	146,550
{60}	Class B	$41,750,000	0	2.32%	30	30/360	80,717
{61}	Class C	$38,490,000	0	2.98%	30	30/360	95,584
{62}	Class D	$29,820,000	0	3.48%	30	30/360	86,478

RECONCILIATION OF INDENTURE COLLECTION ACCOUNT

Available Funds:
{63} 2015-3 Exchange Note Collections	{63}	$18,095,688
{64} Investment Earnings	{64}	0
{65} Investment Earnings - transferred from Exchange Note Collection Account	{65}	4,491
{66} Investment Earnings - and amounts released from Reserve Account	{66}	1,170
{67} Optional Purchase Price	{67}	0
{68} Indenture Section 5.4 disposition of Collateral	{68}	0
{69} Reserve Account Withdrawal Amount	{69}	0

{70} Total Available Funds:	{70}	18,101,349

Distributions:
{71} To the Successor Servicer, unpaid transition expenses, pro rata	{71}	0
{72} To the Indenture Trustee, any accrued and unpaid fees & expenses, pro rata	{72}	417
{73} To the Issuer Owner Trustee, any accrued and unpaid fees & expenses, pro rata	{73}	208
{74} Class A-1 Noteholders’ Interest Distributable Amount pari passu	{74}	23,245
{75} Class A-2A Noteholders’ Interest Distributable Amount pari passu	{75}	64,379
{76} Class A-2B Noteholders’ Interest Distributable Amount pari passu	{76}	261,765
{77} Class A-3 Noteholders’ Interest Distributable Amount pari passu	{77}	452,089
{78} Class A-4 Noteholders’ Interest Distributable Amount pari passu	{78}	146,550
{79} Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{79}	0
{80} Class B Noteholders’ Interest Distributable Amount	{80}	80,717
{81} Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{81}	0
{82} Class C Noteholders’ Interest Distributable Amount	{82}	95,584
{83} Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{83}	0
{84} Class D Noteholders’ Interest Distributable Amount	{84}	86,478
{85} Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{85}	0
{86} Noteholders’ Principal Distributable Amount	{86}	13,200,909
{87} To the Reserve Account, the Reserve Amount Required Amount	{87}	0
{88} To the Noteholders, the Accelerated Principal Amount (as calculated below)	{88}	3,689,008
{89} To the Successor Servicer, any amounts in excess of the caps set forth, pro rata	{89}	0
{90} To the Indenture Trustee, any amounts in excess of the caps set forth, pro rata	{90}	0
{91} To the Issuer Owner Trustee, any amounts in excess of the caps set forth, pro rata	{91}	0
{92} To the Issuer Trust Certificateholders, the aggregate amount remaining	{92}	0

{93} Total Distributions:	{93}	$18,101,349

PRINCIPAL PARITY AMOUNT CALCULATION

		(X)	(Y)	(I)	(II)
		Cumulative	Aggregate	Excess of	Total Available Funds		Lesser of
	Class	Note Balance	Securitization Value	(X) - (Y)	in Indenture Collection Account		(I) or (II)
{94}	Class A	$824,551,374	$1,022,559,702	$0	$17,152,696		$0
{95}	Class B	866,301,374	1,022,559,702	0	17,071,979		0
{96}	Class C	904,791,374	1,022,559,702	0	16,976,395		0
{97}	Class D	934,611,374	1,022,559,702	0	16,889,917		0

ACCELERATED PRINCIPAL AMOUNT CALCULATION

{98} Excess Total Available Funds							{98}	$3,689,008

{99} Beginning Note Balance					{99}	934,611,374
{100} Principal payments through Indenture Section 8.3 (i) through (xvii)					{100}	13,200,909
{101} Pro-Forma Note Balance						{101}	921,410,465

{102} Ending Aggregate Securitization Value					{102}	1,022,559,702
{103} 10.75% of Aggregate Securitization Value as of Cutoff Date ($116,560,995)					{103}	116,560,995
{104} Required Pro Forma Note Balance {102} - {103}						{104}	905,998,707

{105} Excess of Pro Forma Balance minus Required Pro Forma Balance {101} - {104}							{105}	15,411,758

{106} Lesser of Excess Total Available Funds and Excess of Pro Forma Note Balance								{106}	$3,689,008

OVERCOLLATERALIZATION CALCULATIONS

Exchange Note:
{107} Ending Aggregate Securitization Value							{107}	$1,022,559,702
{108} End of Period Note Balance							{108}	1,006,271,379
{109} Overcollateralization							{109}	16,288,323
{110} Overcollateralization %								{110}	1.59%

Asset Backed Notes:
{111} Ending Aggregate Securitization Value							{111}	1,022,559,702
{112} End of Period Note Balance							{112}	917,721,457
{113} Overcollateralization							{113}	104,838,245
{114} Overcollateralization %								{114}	10.25%

RECONCILIATION OF 2015-3 CASH RESERVE ACCOUNT
{115} Specified Reserve Balance								{115}	$5,421,442

{116} Beginning of Period Reserve Account balance								{116}	$5,421,442
{117} Investment Earnings							{117}	1,170
{118} From the Indenture Collection Account, the Reserve Account Required Amount							{118}	0
{119} To the Indenture Collection Account, the Reserve Account Withdrawal Amount							{119}	0
{120} Total Reserve balance available:								{120}	5,422,612

{121} Specified Reserve Balance								{121}	5,421,442

{122} Release Excess Cash to Indenture Collection Available Funds								{122}	1,170

{123} End of period Reserve Account balance								{123}	$5,421,442

EVENTS OF DEFAULT AND ACCELERATION OF MATURITY OF NOTE

{124} With respect to the Program Documents, I, Ellen Billings, do hereby certify that no Event of Default has occurred.								{124}	Yes
{125} With respect to the Program Documents, I, Ellen Billings, do hereby certify that an Acceleration of Maturity has not occurred.								{125}	Yes

By:	/s/ Ellen Billings
Name:	Ellen Billings
Title:	Senior Vice President, Controller – North America
Date:	February 17, 2016

GM Financial

GMALT 2015-3

Supplemental Monthly Data

January 31, 2016

	Aggregate Securitization Value	Residual Value
Beginning of Period	$1,035,760,611	$728,293,828
Change	(13,200,909)	(2,605,378)

End of Period	$1,022,559,702	$725,688,450
Residual Value as % of Agg. Securitization Value		70.97%

Delinquency

	Number of Leases	Agg. Securitization Value	Percentage(1)
Leases with scheduled payment delinquent
0 - 30 days	42,321	1,010,718,728	98.84%
31 - 60 days	377	8,862,652	0.87%
61 - 90 days	103	2,371,284	0.23%
over 90 days	23	607,038	0.06%

Total	42,824	1,022,559,702	100.00%

Lease Terminations

	Current Period		Cumulative
	Number of Leases	Agg. Securitization Value	Number of Leases	Agg. Securitization Value
Retained vehicles by lessee
Early terminations	81	2,431,434	282	8,409,069
Standard terminations	9	142,043	41	888,241

Total retained by lessee	90	2,573,477	323	9,297,310
Returned Vehicles
Early terminations	7	105,796	31	435,849
Standard terminations	0	0	0	0

Total returned to dealer	7	105,796	31	435,849
Charged off leases / Repossessed vehicles	50	1,152,478	139	3,282,199
Repurchases	1	25,416	7	218,811
Other	0	0	0	0

Total terminations	148	3,857,167	500	13,234,169

Net Credit (Gain) Loss

	Current Period	Cumulative
Agg. Securitized Value of early term defaults	1,152,478	3,282,199
less: Sales proceeds	601,631	1,957,045
less: Excess wear and excess mileage received	0	0
less: Other amounts received	1,330	30,637

Net Credit (Gain) Loss	549,517	1,294,517

Residual (Gain) Loss on Returned Vehicles
Agg. Securitized Value of returned vehicles sold by Servicer	105,878	401,237
add: Reimbursement of outstanding residual advance	N/A	N/A
less: Sales proceeds	146,434	504,237
less: Excess wear and excess mileage received	0	0
less: Other recovery amounts	4,655	8,870

Residual (Gain) Loss	(45,211)	(111,870)

	Current Period	Prev. Month
Prepay Speed	0.2988%	0.3423%

Return Rate	70.0000%	350.0000%

(1)	Percentages may not add to 100% due to rounding.